Income Tax Expense - Schedule of Tax Losses (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2023
Australian tax expense [Member]
Schedule of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	$ 128,380,671	$ 102,687,407	$ 83,377,275
Potential tax benefit	32,095,168	25,671,852	20,844,319
US tax expense [Member]
Schedule of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	29,689,955	13,930,988	7,571,756
Potential tax benefit	$ 8,164,738	$ 3,831,022	$ 2,082,233